Expense Example {- Franklin Total Return Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Total Return Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 463
3 years	662
5 years	876
10 years	1,495
Class C
Expense Example:
1 year	232
3 years	423
5 years	735
10 years	1,622
Class R
Expense Example:
1 year	117
3 years	376
5 years	655
10 years	1,453
Class R6
Expense Example:
1 year	55
3 years	184
5 years	325
10 years	734
Advisor Class
Expense Example:
1 year	66
3 years	219
5 years	385
10 years	$ 867